Accounts Receivable - Summary of Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Trade receivables	$ 15,786	$ 24,684
Other receivables	112	2,954
Accounts receivable	$ 15,898	$ 27,638